SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	3 Months Ended
Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%

Schedule of operation of subsidiaries
	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services

Schedule of potentially diluted shares
	For the period March 31, 2020	For the period March 31, 2019
Statement of Operations Summary Information:
Net Loss	$461	4,000
Weighted-average common shares outstanding - basic and diluted	100,629,555	100,000,000
Net loss per share, basic and diluted	$0.00	0.00